Basis of Presentation of the Consolidated Financial Statements - (Table)	12 Months Ended
Dec. 31, 2020
Statement Of Compliance And Basis Of Presentation [Abstract]
Schedule of entities in which the Group has the ability to exercise control

			Functional	% Ownership as of 12-31-2020			% Ownership as of 12-31-2019
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total

Foreign	Enel Distribución Río S.A.	Brazil	Brazilian real	-	99.73%	99.73%	-	99.73%	99.73%
Foreign	EGP Cachoeira Dourada S.A.	Brazil	Brazilian real	-	99.75%	99.75%	-	99.75%	99.75%
Foreign	Enel Generación Fortaleza S.A.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Cien S.A.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Distribución Ceará S.A.	Brazil	Brazilian real	-	74.05%	74.05%	-	74.05%	74.05%
Foreign	Enel Brasil S.A.	Brazil	Brazilian real	100.00%	-	100.00%	100.00%	-	100.00%
Foreign	Enel X Brasil S.A.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Distribución Goias S.A.	Brazil	Brazilian real	-	99.96%	99.96%	-	99.93%	99.93%
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Green Power Proyectos I (Volta Grande)	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Luz de Angra Energía S.A.	Brazil	Brazilian real	-	51.00%	51.00%	-	-	-
Foreign	Central Generadora Fotovoltaica Sao Francisco Ltda.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Tecnología de Redes S.A.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Trading Brasil S.A.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Uruguay S.A. (1)	Uruguay	American Dollar	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Central Dock Sud S.A.	Argentina	Argentine Peso	-	70.24%	70.24%	-	70.24%	70.24%
Foreign	Compañía de Transmisión del Mercosur S.A. - CTM	Argentina	Argentine Peso	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Distrilec Inversora S.A.	Argentina	Argentine Peso	51.50%	-	51.50%	51.50%	-	51.50%
Foreign	Empresa Distribuidora Sur S.A. - Edesur	Argentina	Argentine Peso	-	99.45%	99.45%	-	99.45%	99.45%
Foreign	Enel Argentina S.A.	Argentina	Argentine Peso	99.92%	-	99.92%	99.92%	-	99.92%
Foreign	Enel Trading Argentina S.R.L.	Argentina	Argentine Peso	55.00%	45.00%	100.00%	55.00%	45.00%	100.00%
Foreign	Enel Generación Costanera S.A.	Argentina	Argentine Peso	-	75.68%	75.68%	-	75.68%	75.68%
Foreign	Enel Generación El Chocón S.A.	Argentina	Argentine Peso	-	67.67%	67.67%	-	67.67%	67.67%
Foreign	Hidroinvest S.A.	Argentina	Argentine Peso	41.94%	54.76%	96.70%	41.94%	54.76%	96.70%
Foreign	Inversora Dock Sud S.A.	Argentina	Argentine Peso	57.14%	-	57.14%	57.14%	-	57.14%
Foreign	Transportadora de Energía S.A. - TESA	Argentina	Argentine Peso	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A. - Codensa	Colombia	Colombian Peso	48.30%	-	48.30%	48.30%	-	48.30%
Foreign	Emgesa S.A. E.S.P.	Colombia	Colombian Peso	48.48%	-	48.48%	48.48%	-	48.48%
Foreign	Inversora Codensa S.A.S.	Colombia	Colombian Peso	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Sociedad Portuaria Central Cartagena S.A.	Colombia	Colombian Peso	-	99.99%	99.99%	-	99.99%	99.99%
Foreign	Enel X Colombia S.A.S	Colombia	Colombian Peso	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Bogotá ZE S.A.S.	Colombia	Colombian Peso	-	100.00%	100.00%	-	-	-
Foreign	Enel Perú S.A.C.	Peru	Peruvian Sol	100.00%	-	100.00%	100.00%	-	100.00%
Foreign	Chinango S.A.C.	Peru	Peruvian Sol	-	80.00%	80.00%	-	80.00%	80.00%
Foreign	Enel Generación Perú S.A.A.	Peru	Peruvian Sol	-	83.60%	83.60%	-	83.60%	83.60%
Foreign	Enel Distribución Perú S.A.A.	Peru	Peruvian Sol	-	83.15%	83.15%	-	83.15%	83.15%
Foreign	Enel Generación Piura S.A.	Peru	Peruvian Sol	-	96.50%	96.50%	-	96.50%	96.50%
Foreign	Enel X Perú S.A.C.	Peru	Peruvian Sol	-	99.99%	99.99%	-	99.99%	99.99%
Foreign	Compañía Energética Veracruz S.A.C.	Peru	Peruvian Sol	-	100.00%	100.00%	-	100.00%	100.00%

Schedule of companies that qualify as associates

			Functional	% Ownership as of 12-31-2020			% Ownership as of 12-31-2019
Taxpayer ID No.	Associates and Joint Ventures	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
Foreign	Sacme S.A.	Argentina	Argentine peso	—	50.00%	50.00%	—	50.00%	50.00%
Foreign	Yacylec S.A	Argentina	Argentine peso	33.33%	—	33.33%	33.33%	—	33.33%
Foreign	Central Térmica Manuel Belgrano (*)	Argentina	Argentine peso	—	0.00%	0.00%	—	25.60%	25.60%
Foreign	Central Térmica San Martin (*)	Argentina	Argentine peso	—	0.00%	0.00%	—	25.60%	25.60%
Foreign	Central Vuelta Obligado S.A.	Argentina	Argentine peso	—	40.90%	40.90%	—	40.90%	40.90%

Schedule of general price index

General price index
From January to December 2018	47.84%
From January to December 2019	53.64%
From January to December 2020	36.13%

Schedule of exchange rates

The exchange rates used to convert the financial statements of the different foreign subsidiaries are detailed as follows (local currency versus the US$):

	12-31-2020		12-31-2019		12-31-2018
Currency	Closing Date	Mid Average	Closing Date	Mid Average	Mid Average
Argentine peso	84.15	84.07	59.89	59.88	37.67
Brazilian real	5.20	5.16	4.03	3.94	3.65
Peruvian sol	3.62	3.50	3.32	3.34	3.28
Colombian peso	3,432.50	3,693.52	3,277.14	3,281.39	2,952.39